INCOME TAXES - Components of deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Reserves and Allowances	¥ 99,021	¥ 61,192
Investments in securities	33,961	21,560
Asset retirement obligation	3,521	3,211
Accrued Commissions	17,788	20,737
Leases	4,431	712
Net Operating Loss	21,222	18,889
Others	33,848	34,329
Total deferred tax assets, gross	213,792	160,630
Less: valuation allowance	(20,649)	(18,165)	¥ (5,186)	¥ (4,572)
Deferred tax assets, net of valuation allowance	193,143	142,465
Less: net off deferred tax liabilities	(193,143)	(142,465)
Deferred tax assets, net	0	0
Deferred tax liabilities:
Inventories	213,853	168,140
Property and equipment	12,017	20,431
Prepaid Expenses	111	108
Intangible assets, including software	405	1,968
Leases	9,891	6,554
Others	56,628	34,902
Total deferred tax liabilities, gross	292,905	232,103
Less: net off deferred tax assets	(193,143)	(142,465)
Deferred tax liabilities, net	99,762	89,638
Lead Real Estate Co., Ltd
Deferred tax assets:
Less: valuation allowance	¥ 0	¥ 0